INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments In Associates And Joint Ventures
Initial balances	R$ 11,029,012	R$ 9,616,840
Acquisitions	2,800,124	1,159,572
Disposal of investments in associates	(65,458)
Share of profit of associate and joint ventures	2,162,627	1,531,585
Dividends/Interest on equity	(2,533,771)	(1,695,067)
Other	(109,094)	416,082
Balance on December 31	R$ 13,283,440	R$ 11,029,012